Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Income Taxes (Details) [Line Items]
Effective income tax rate		(1.80%)		(3.80%)
U.S. Federal statutory tax rate		21.00%		21.00%
Federal income tax rate of due to change in valuation allowance		(10.50%)		(22.20%)
Net operating loss carryforwards, federal		$ 179,400,000
Net operating loss carryforwards, state		90,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		5,200,000
Valuation allowance		33,100,000
Valuation allowance, increase		8,800,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Income Taxes (Details) [Line Items]
Valuation allowance
Net operating losses carry forward			$ 2,280,000		$ 2,129,000
Operating loss carryforward description			This is necessary due to the Company’s continued operating loss and the uncertainty of the Company’s ability to utilize approximately $2,015,000 of the net operating loss carryforwards before they will expire through the year 2037 and approximately $265,000 of net operating loss carryforwards that can be carried-forward indefinitely subject to limitation.
Reverse Recapitalization And Past Acquisitions [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, federal		15,000,000
Maximum [Member]
Income Taxes (Details) [Line Items]
U.s corporate income tax	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
U.s corporate income tax	21.00%
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, not subject to expiration		107,700,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, subject to expiration		68,000,000
Net operating loss carryforwards, not subject to expiration		22,000,000
Foreign [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, not subject to expiration		5,200,000
Operating Loss Carryforward, Expiration Period, Year One [Member] | Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, subject to expiration		$ 21,800,000
U.S. Federal income tax [Member]
Income Taxes (Details) [Line Items]
Federal income tax rate of due to change in valuation allowance		21.00%		21.00%
Federal [Member] | Operating Loss Carryforward, Expiration Period, Year Three [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, subject to expiration		$ 27,100,000
Federal [Member] | Operating Loss Carryforward, Expiration Period, Year Two [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards, subject to expiration		$ 22,800,000